INVESTORS
                                LIFE INSURANCE COMPANY
                                   OF NORTH AMERICA
                            (Herein called Investors Life)




                             INA/PUTNAM SEPARATE ACCOUNT
                                 FINANCIAL STATEMENTS
                                  December 31, 1995
                                      (Audited)










          This report is submitted for the general information of owners of Investors Life Insurance Company of North America INA/Putnam Separate Account variable annuity contracts. This Separate Account does not accept new contracts; accordingly, this report is not authorized for distribution to prospective purchasers of such contracts.




          Investors Life Insurance
          Company of North America
          Administrative Offices:  Austin, Texas







                          Report of Independent Accountants



          To the Contracts Owners of Investors Life Insurance Company of North America INA/Putnam Separate Account and the Board of Directors of Investors Life Insurance Company of North America


          In our opinion, the accompanying combined balance sheet and the related individual statements of operations and of changes in total assets present fairly, in all material respects, the combined financial position of the subdivisions comprising the Investors Life Insurance Company of North America INA/Putnam Separate Account (the Separate Account) at December 31, 1995, the results of each of their operations for the year then ended and the changes in each of their total assets for the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.




          Price Waterhouse LLP
          Dallas, Texas
          February 15, 1996





INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
INA/PUTNAM SEPARATE ACCOUNT
COMBINED BALANCE SHEET
DECEMBER 31, 1995


  ASSETS


Investments at Market Value (Notes 1 and 2):

PUTNAM DIVISIONS

Money Market (formerly Daily Dividend Trust)

  657,207 qualified shares               (cost $657,207)         $   657,207
1,680,838 non-qualified shares           (cost $1,680,838)         1,680,838

High Yield Trust

   23,756 qualified shares               (cost $384,709)             289,586
  182,768 non-qualified shares           (cost $2,959,499)         2,227,943

Equity Income Fund

   10,281 qualified shares               (cost $79,802)              114,119
   49,358 non-qualified shares           (cost $580,744)             547,880

Investors Trust

   78,011 qualified shares               (cost $786,069)             671,668
  105,128 non-qualified shares           (cost $966,174)             905,154

Income Fund

   38,236 qualified shares               (cost $247,102)             276,446
   49,431 non-qualified shares           (cost $262,667)             357,384


PCM DIVISIONS

Money Market Division

9,457,268 non-qualified shares           (cost $9,455,268)         9,457,268

Growth and Income Division

  134,581 non-qualified shares           (cost $2,334,807)         2,889,462

Income Division

  155,375 non-qualified shares           (cost $2,021,974)         2,134,857

Total Assets                                                     $22,209,812

The accompanying notes are an integral part of these financial statements


CONTRACT OWNERS' EQUITY

Contract Owners' Equity (Notes 3 and 7):


PUTNAM DIVISIONS

Money Market (formerly Daily Dividend Trust)

  243,748 qualified accumulation         ($2.6962551 per unit)   $   657,207
          units outstanding
  616,936 non-qualified accumulation     ($2.7244925 per unit)     1,680,838
          units outstanding

High Yield Trust

   54,154 qualified accumulation         ($5.3474480 per unit)       289,586
          units outstanding
  436,583 non-qualified accumulation     ($5.1031366 per unit)     2,227,943
          units outstanding

Equity Income Fund
   25,171 qualified accumulation         ($4.5337460 per unit)       114,119
          units outstanding
  119,831 non-qualified accumulation     ($4.5721053 per unit)       547,880
          units outstanding

Investors Trust

  102,180 qualified accumulation         ($6.5733774 per unit)       671,668
          units outstanding
  149,772 non-qualified accumulation     ($6.0435452 per unit)       905,154
          units outstanding

Income Fund

   54,398 qualified accumulation         ($5.0819211 per unit)       276,446
          units outstanding
   73,385 non-qualified accumulation     ($4.8699880 per unit)       357,384
          units outstanding

PCM DIVISIONS

Money Market Division

4,209,398 non-qualified accumulation     ($2.2467032 per unit)     9,457,268
          units outstanding

Growth and Income Division

  633,002 non-qualified accumulation     ($4.5646966 per unit)     2,889,462
          units outstanding

Income Division

  683,185 non-qualified accumulation     ($3.1248593 per unit)     2,134,857
          units outstanding

Contract Owners' Equity                                          $22,209,812

The accompanying notes are an integral part of these financial statements


INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
INA/PUTNAM SEPARATE ACCOUNT
INDIVIDUAL STATEMENTS OF OPERATIONS
TWELVE MONTHS ENDED DECEMBER 31, 1995

 PUTNAM DIVISIONS

                                         Money                Money
                                         Market               Market
                                         Qualified            Non-Qualified
                                         (formerly Daily      (formerly Daily
                                         Dividend Trust)      Dividend Trust)
Investment Income:
Dividends                                       $   34,718        $   95,009

Expenses:
Mortality risk and expense                           6,139            16,806
fees guarantees (Notes 1 and 3)

Investment income - net                             28,579            78,203


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions                  0                 0

Net realized gain (loss) on investments:
Proceeds from sale of shares                        19,150           378,068
Cost of shares sold                                 19,150           378,068

Net realized gain (loss) on investments                  0                 0

Net unrealized gain (loss) on investments                0                 0

Net realized and unrealized gain (loss)                  0                 0
on investments

Net Increase (Decrease) in Net Assets           $   28,579        $   78,203
from Investment Operations




                                               High Yield        High Yield
                                               Trust             Trust
                                               Qualified         Non-Qualified

Investment Income:
Dividends                                       $   28,200        $  223,406

Expenses:
Mortality risk and expense                           2,567            20,337
fees guarantees (Notes 1 and 3)

Investment income - net                             25,633           203,069


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions                  0                 0

Net realized gain (loss) on investments:
Proceeds from sale of shares                         8,174           289,056
Cost of shares sold                                  8,159           295,769

Net realized gain (loss) on investments                 15            (6,713)

Net unrealized gain (loss) on investments           16,887           142,700

Net realized and unrealized gain (loss)             16,902           135,987
on investments

Net Increase (Decrease) in Net Assets           $   42,535        $  339,056
from Investment Operations




                                               Equity            Equity
                                               Income            Income
                                               Qualified         Non-Qualified

Investment Income:
Dividends                                       $    2,788       $    14,916

Expenses:
Mortality risk and expense                             965             5,083
fees guarantees (Notes 1 and 3)

Investment income - net                              1,823             9,833


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions                  0                 0

Net realized gain (loss) on investments:
Proceeds from sale of shares                         4,810           158,725
Cost of shares sold                                  5,102           205,106

Net realized gain (loss) on investments               (292)          (46,381)

Net unrealized gain (loss) on investments           27,203           189,597

Net realized and unrealized gain (loss)             26,911           143,216
on investments

Net Increase (Decrease) in Net Assets           $   28,734       $   153,049
from Investment Operations




                                               Investors         Investors
                                               Trust             Trust
                                               Qualified         Non-Qualified

Investment Income:
Dividends                                       $   10,830        $   14,577

Expenses:
Mortality risk and expense                           5,982             7,630
fees guarantees (Notes 1 and 3)

Investment income - net                              4,848             6,947


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions             71,968            96,873

Net realized gain (loss) on investments:
Proceeds from sale of shares                        76,958            57,144
Cost of shares sold                                 60,438            47,974

Net realized gain (loss) on investments             16,520             9,170

Net unrealized gain (loss) on investments          101,449           134,240

Net realized and unrealized gain (loss)            189,937           240,283
on investments

Net Increase (Decrease) in Net Assets           $  194,785        $  247,230
from Investment Operations



                                               Income            Income
                                               Fund              Fund
                                               Qualified         Non-Qualified
Investment Income:
Dividends                                       $   17,746        $   23,672

Expenses:
Mortality risk and expense                           2,408             3,212
fees guarantees (Notes 1 and 3)

Investment income - net                             15,338            20,460


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions                  0                 0

Net realized gain (loss) on investments:
Proceeds from sale of shares                         2,561            34,894
Cost of shares sold                                  2,545            34,526

Net realized gain (loss) on investments                 16               368

Net unrealized gain (loss) on investments           28,199            37,592

Net realized and unrealized gain (loss)             28,215            37,960
on investments

Net Increase (Decrease) in Net Assets           $   43,553        $   58,420
from Investment Operations


PCM DIVISIONS

                                                  Money
                                                  Market
                                                Non-Qualified

Investment Income:
Dividends                                       $  539,868

Expenses:
Mortality risk and expense                          94,435
fees guarantees (Notes 1 and 3)

Investment income - net                            445,433


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions                  0

Net realized gain (loss) on investments:
Proceeds from sale of shares                     1,938,451
Cost of shares sold                              1,938,451

Net realized gain (loss) on investments                  0

Net unrealized gain (loss) on investments                0

Net realized and unrealized gain (loss)                  0
on investments

Net Increase (Decrease) in Net Assets           $  445,433
from Investment Operations




                                                 Growth and
                                                   Income
                                                Non-Qualified

Investment Income:
Dividends                                       $   22,847

Expenses:
Mortality risk and expense                          23,841
fees guarantees (Notes 1 and 3)

Investment income - net                               (994)


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions                  0

Net realized gain (loss) on investments:
Proceeds from sale of shares                       556,817
Cost of shares sold                                537,330

Net realized gain (loss) on investments             19,487

Net unrealized gain (loss) on investments          732,939

Net realized and unrealized gain (loss)            752,426
on investments

Net Increase (Decrease) in Net Assets           $  751,432
from Investment Operations




                                                  Income
                                               Non-Qualified

Investment Income:
Dividends                                       $   39,573

Expenses:
Mortality risk and expense                          18,953
fees guarantees (Notes 1 and 3)

Investment income - net                             20,620


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions                  0

Net realized gain (loss) on investments:
Proceeds from sale of shares                       255,131
Cost of shares sold                                249,357

Net realized gain (loss) on investments              5,774

Net unrealized gain (loss) on investments          319,380

Net realized and unrealized gain (loss)            325,154
on investments

Net Increase (Decrease) in Net Assets           $  345,774
from Investment Operations

The accompanying notes are an integral part of these financial statements



INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
INA/PUTNAM SEPARATE ACCOUNT
INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
TWELVE MONTHS ENDED DECEMBER 31, 1995

PUTNAM DIVISIONS


                                          Money                Money
                                          Market               Market
                                          Qualified            Non-Qualified
                                          (formerly Daily      (formerly Daily
                                          Dividend Trust)      Dividend Trust)
Investment Operations:
Investment income-net                           $   28,579        $   78,203
Realized capital gain distributions                      0                 0
Net realized gain (loss) on investments                  0                 0
Net unrealized gain (loss) on investments                0                 0

Net increase (decrease) in net                      28,579            78,203
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                          0                 0
transfers in (Note 3)
Net contract surrenders and transfers              (10,395)         (354,850)
out (Note 3)
Benefit payments to annuitants                      (2,615)           (6,410)

Net decrease from accumulation                     (13,010)         (361,260)
unit transactions
Net Increase (Decrease) in Net Assets               15,569          (283,057)
Net Assets:
Net assets at December 31, 1994                    641,638         1,963,895

Net assets at December 31, 1995                 $  657,207      $  1,680,838


                                               High Yield        High Yield
                                               Trust             Trust
                                               Qualified         Non-Qualified


Investment Operations:
Investment income-net                           $   25,633        $  203,069
Realized capital gain distributions                      0                 0
Net realized gain (loss) on investments                 15            (6,713)
Net unrealized gain (loss) on investments           16,887           142,700

Net Increase (Decrease) in net                      42,535           339,056
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                          0            10,336
transfers in (Note 3)
Net contract surrenders and transfers                 (197)         (269,819)
out (Note 3)
Benefit payments to annuitants                      (5,410)           (3,056)

Net Increase (Decrease) from accumulation           (5,607)         (262,539)
unit transactions
Net Increase (Decrease) in Net Assets               36,928            76,517
Net Assets:
Net assets at December 31, 1994                    252,658         2,151,426

Net assets at December 31, 1995                 $  289,586        $2,227,943



                                                Equity           Equity
                                                Income           Income
                                                Qualified        Non-Qualified

Investment Operations:
Investment income-net                           $    1,823        $    9,833
Realized capital gain distributions                      0                 0
Net realized gain (loss) on investments               (292)          (46,381)
Net unrealized gain (loss) on investments           27,203           189,597

Net increase (decrease) in net                      28,734           153,049
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                          0             3,943
transfers in (Note 3)
Net contract surrenders and transfers                 (104)         (157,585)
out (Note 3)
Benefit payments to annuitants                      (3,742)                0

Net decrease from accumulation                      (3,846)         (153,642)
unit transactions
Net Increase (Decrease) in Net Assets               24,888              (593)
Net Assets:
Net assets at December 31, 1994                     89,231           548,473

Net assets at December 31, 1995                 $  114,119        $  547,880



                                                Investors        Investors
                                                Trust            Trust
                                                Qualified        Non-Qualified

Investment Operations:
Investment income-net                           $    4,848        $    6,947
Realized capital gain distributions                 71,968            96,873
Net realized gain (loss) on investments             16,520             9,170
Net unrealized gain (loss) on investments          101,449           134,240

Net increase (decrease) in net                     194,785           247,230
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                          0                 0
transfers in (Note 3)
Net contract surrenders and transfers              (62,361)          (46,164)
out (Note 3)
Benefit payments to annuitants                      (7,358)           (3,350)

Net decrease from accumulation                     (69,719)          (49,514)
unit transactions
Net Increase (Decrease) in Net Assets              125,066           197,716
Net Assets:
Net assets at December 31, 1994                    546,602           707,438

Net assets at December 31, 1995                 $  671,668        $  905,154


                                                Income           Income
                                                Fund             Fund
                                                Qualified        Non-Qualified

Investment Operations:
Investment income-net                           $   15,338        $   20,460
Realized capital gain distributions                      0                 0
Net realized gain (loss) on investments                 16               368
Net unrealized gain (loss) on investments           28,199            37,592

Net increase (decrease) in net                      43,553            58,420
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                          0                 0
transfers in (Note 3)
Net contract surrenders and transfers                 (153)          (29,264)
out (Note 3)
Benefit payments to annuitants                           0            (2,418)

Net decrease from accumulation                        (153)          (31,682)
unit transactions
Net Increase (Decrease) in Net Assets               43,400            26,738
Net Assets:
Net assets at December 31, 1994                    233,046           330,646

Net assets at December 31, 1995                 $  276,446        $  357,384


PCM DIVISIONS


                                                  Money
                                                  Market
                                              Non-Qualified

Investment Operations:
Investment income-net                           $  445,433
Realized capital gain distributions                      0
Net realized gain (loss) on investments                  0
Net unrealized gain (loss) on investments                0

Net increase (decrease) in net                     445,433
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                    110,021
transfers in (Note 3)
Net contract surrenders and transfers           (1,768,130)
out (Note 3)
Benefit payments to annuitants                     (27,526)

Net decrease from accumulation                  (1,685,635)
unit transactions
Net Increase (Decrease) in Net Assets           (1,240,202)
Net Assets:
Net assets at December 31, 1994                 10,697,470

Net assets at December 31, 1995                $ 9,457,268


                                                Growth and
                                                  Income
                                               Non-Qualified

Investment Operations:
Investment income-net                           $     (994)
Realized capital gain distributions                      0
Net realized gain (loss) on investments             19,487
Net unrealized gain (loss) on investments          732,939

Net increase (decrease) in net                     751,432
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                    226,089
transfers in (Note 3)
Net contract surrenders and transfers             (347,319)
out (Note 3)
Benefit payments to annuitants                        (894)

Net decrease from accumulation                    (122,124)
unit transactions
Net Increase (Decrease) in Net Assets              629,308
Net Assets:
Net assets at December 31, 1994                  2,260,154

Net assets at December 31, 1995                 $2,889,462


                                                  Income
                                               Non-Qualified

Investment Operations:
Investment income-net                          $    20,620
Realized capital gain distributions                      0
Net realized gain (loss) on investments              5,774
Net unrealized gain (loss) on investments          319,380

Net increase (decrease) in net                     345,774
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                     58,677
transfers in (Note 3)
Net contract surrenders and transfers             (211,052)
out (Note 3)
Benefit payments to annuitants                     (25,627)

Net decrease from accumulation                    (178,002)
unit transactions
Net Increase (Decrease) in Net Assets              167,772
Net Assets:
Net assets at December 31, 1994                  1,967,085

Net assets at December 31, 1995                 $2,134,857


The accompanying notes are an integral part of these financial statements




INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
INA/PUTNAM SEPARATE ACCOUNT
INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
TWELVE MONTHS ENDED DECEMBER 31, 1994


PUTNAM DIVISIONS


                                           Money              Money
                                           Market             Market
                                           Qualified          Non-Qualified
                                           (formerly Daily    (formerly Daily
                                           Dividend Trust)    Dividend Trust)

Investment Operations:
Investment income-net                          $    19,026       $    57,564
Realized capital gain distributions                      0                 0
Net realized gain (loss) on investments                  0                 0
Net unrealized gain (loss) on investments                0                 0

Net increase (decrease) in net                      19,026            57,564
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                     16,409            23,378
transfers in (Note 3)
Net contract surrenders and transfers             (183,737)         (746,130)
out (Note 3)
Benefit payments to annuitants                      (2,292)           (6,480)

Net decrease from accumulation                    (169,620)         (729,232)
unit transactions
Net Increase (Decrease) in Net Assets             (150,594)         (671,668)
Net Assets:
Net assets at December 31, 1993                    792,232         2,635,563

Net assets at December 31, 1994                 $  641,638        $1,963,895




                                               High Yield        High Yield
                                               Trust             Trust
                                               Qualified         Non-Qualified

Investment Operations:
Investment income-net                           $   39,677        $  230,987
Realized capital gain distributions                      0                 0
Net realized gain (loss) on investments            (46,484)          (26,182)
Net unrealized gain (loss) on investments          (17,663)         (348,702)

Net increase (decrease) in net                     (24,470)         (143,897)
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                          0             5,013
transfers in (Note 3)
Net contract surrenders and transfers             (292,607)         (383,695)
out (Note 3)
Benefit payments to annuitants                     (31,684)           (3,102)

Net decrease from accumulation                    (324,291)         (381,784)
unit transactions
Net Increase (Decrease) in Net Assets             (348,761)         (525,681)
Net Assets:
Net assets at December 31, 1993                    601,419         2,677,107

Net assets at December 31, 1994                 $  252,658        $2,151,426


                                               Equity            Equity
                                               Income            Income
                                               Qualified         Non-Qualified

Investment Operations:
Investment income-net                           $    7,252        $   26,575
Realized capital gain distributions                      0                 0
Net realized gain (loss) on investments            (72,144)              717
Net unrealized gain (loss) on investments           69,189           (14,237)

Net increase (decrease) in net                       4,297            13,055
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                         25            11,551
transfers in (Note 3)
Net contract surrenders and transfers             (117,279)          (47,508)
out (Note 3)
Benefit payments to annuitants                      (2,933)                0

Net decrease from accumulation                    (120,187)          (35,957)
unit transactions
Net Increase (Decrease) in Net Assets             (115,890)          (22,902)
Net Assets:
Net assets at December 31, 1993                    205,121           571,375

Net assets at December 31, 1994                 $   89,231        $  548,473




                                                Investors        Investors
                                                Trust            Trust
                                                Qualified        Non-Qualified

Investment Operations:
Investment income-net                            $  (5,854)        $  (5,875)
Realized capital gain distributions                 50,876            67,663
Net realized gain (loss) on investments             (9,409)           (3,212)
Net unrealized gain (loss) on investments          (65,622)          (83,177)

Net increase (decrease) in net                     (30,009)          (24,601)
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                          0           158,691
transfers in (Note 3)
Net contract surrenders and transfers                 (378)         (129,040)
out (Note 3)
Benefit payments to annuitants                    (123,327)           (3,060)

Net decrease from accumulation                    (123,705)           26,591
unit transactions
Net Increase (Decrease) in Net Assets             (153,714)            1,990
Net Assets:
Net assets at December 31, 1993                    700,316           705,448

Net assets at December 31, 1994                 $  546,602        $  707,438



                                               Income            Income
                                               Fund              Fund
                                               Qualified         Non-Qualified

Investment Operations:
Investment income-net                           $   16,591        $   23,889
Realized capital gain distributions                      0                 0
Net realized gain (loss) on investments             (1,690)           (2,366)
Net unrealized gain (loss) on investments          (25,849)          (37,368)

Net increase (decrease) in net                     (10,948)          (15,845)
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                          0                 0
transfers in (Note 3)
Net contract surrenders and transfers              (17,313)          (39,973)
out (Note 3)
Benefit payments to annuitants                           0            (2,373)

Net decrease from accumulation                     (17,313)          (42,346)
unit transactions
Net Increase (Decrease) in Net Assets              (28,261)          (58,191)
Net Assets:
Net assets at December 31, 1993                    261,307           388,837

Net assets at December 31, 1994                 $  233,046        $  330,646



CIGNA DIVISIONS

                                                  Money
                                                  Market
                                               Non-Qualified

Investment Operations:
Investment income-net                           $  277,373
Realized capital gain distributions                      0
Net realized gain (loss) on investments                  0
Net unrealized gain (loss) on investments                0

Net increase (decrease) in net                     277,373
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                    128,351
transfers in (Note 3)
Net contract surrenders and transfers           (2,189,487)
out (Note 3)
Benefit payments to annuitants                     (34,919)

Net decrease from accumulation                  (2,096,055)
unit transactions
Net Increase (Decrease) in Net Assets           (1,818,682)
Net Assets:
Net assets at December 31, 1993                 12,516,152

Net assets at December 31, 1994                $10,697,470



                                                   Equity
                                                Non-Qualified

Investment Operations:
Investment income-net                           $   56,581
Realized capital gain distributions                      0
Net realized gain (loss) on investments            (17,318)
Net unrealized gain (loss) on investments          (51,647)

Net increase (decrease) in net                     (12,384)
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                    153,245
transfers in (Note 3)
Net contract surrenders and transfers             (545,927)
out (Note 3)
Benefit payments to annuitants                      (7,387)

Net decrease from accumulation                    (400,069)
unit transactions
Net Increase (Decrease) in Net Assets             (412,453)
Net Assets:
Net assets at December 31, 1993                  2,672,607

Net assets at December 31, 1994                 $2,260,154


                                                  Income
                                               Non-Qualified

Investment Operations:
Investment income-net                           $  113,476
Realized capital gain distributions                      0
Net realized gain (loss) on investments            (26,199)
Net unrealized gain (loss) on investments         (172,469)

Net increase (decrease) in net                     (85,192)
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                    301,271
transfers in (Note 3)
Net contract surrenders and transfers             (652,149)
out (Note 3)
Benefit payments to annuitants                     (18,768)

Net decrease from accumulation                    (369,646)
unit transactions
Net Increase (Decrease) in Net Assets             (454,838)
Net Assets:
Net assets at December 31, 1993                  2,421,923

Net assets at December 31, 1994                 $1,967,085


The accompanying notes are an integral part of these financial statements



                  INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA

                             INA/PUTNAM SEPARATE ACCOUNT

                            NOTES TO FINANCIAL STATEMENTS
                                  December 31, 1995


          Note 1. Organization

          Investors Life Insurance Company of North America - INA/Putnam Separate Account (the "Separate Account"), a separate account of Investors Life Insurance Company of North America ("Investors Life"), is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Separate Account currently has five specific Putnam Divisions which correspond to five Putnam mutual funds (the "Putnam Funds") and three PCM Divisions which correspond to three portfolios of the PCM Trust (the "PCM Funds") (and, collectively, the "Funds"). Each division contains two subdivisions, one for the allocation of tax qualified and one for the allocation of non-tax qualified net payments made under variable annuity contracts.

          Amounts allocated to the Separate Account for variable annuity contracts can be invested by Investors Life in up to three of the following mutual funds: Putnam Income Fund, Inc., Putnam High Yield Trust, Putnam Equity Income Fund (formerly Putnam Strategic Income Trust), Putnam Money Market Fund (which was known as the Putnam Daily Dividend Trust prior to a name change which was effective September 1, 1994) and Putnam Investors Fund, Inc. (the "Putnam Divisions"). In addition, variable annuity contract values transferred as a result of Revenue Ruling 81-225 (see Note
          5), can be invested in up to three of the following portfolios of PCM Trust: PCM Money Market Fund, PCM U.S. Government and High Quality Bond Fund and PCM Growth and Income Fund (the "PCM Divisions"). The contract owners' equity of each subdivision of the Separate Account is affected by the investment results of the appropriate Putnam Fund, or PCM Fund, shares designated for the subdivision, the mortality risk and expense fees guarantees assessed on the Separate Account assets (see Note 3) and the administrative charge deductions.

          Note 2. Significant Accounting Policies

          Following is a summary of the significant accounting policies of the Separate Account:

          (a) the market value of investments is based on closing bid prices (net asset value) at December 31, 1995; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of investments sold is determined on the specific identification method. See Notes 4 through 6 with respect to income taxes.


          Note 3. Contract Owner Transactions

          Contract owners have limited rights to transfer their contract values between Separate Account Divisions. Certain contract owners affected by Revenue Ruling 81-225 have limited rights to transfer their contract values to Divisions for which one of the portfolios of PCM Funds serves as the underlying investment vehicle (see Note 5). The amount of all transfers for the year ended December 31, 1995 was $393,573. Payments for the year ended December 31, 1995 were $2,863,820 with respect to contract surrender benefits and $88,407 with respect to annuity benefits. Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charges of 0.95% is made against the average net value of the Separate Account.

          Note 4. Income Taxes

          Investors Life is taxed as a life insurance company under the Internal Revenue Code. The Separate Account is taxed as a part of Investors Life. Under the current provisions of the Code, no federal income taxes are payable by Investors Life with respect to investment income and capital gains on the assets of the Separate Account when used to determine contract values. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Internal Revenue Code so warrant.

          Note 5. Effect of Revenue Ruling 81-225

          Revenue Ruling 81-225 was issued by the Internal Revenue Service on September 25, 1981. The Ruling pertains to variable annuities, where the insurance company, through a separate account, holds shares of mutual funds which also offer their shares to the public independently. The Ruling also questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing company or an affiliate, or where the contract owner may initially allocate, and subsequently reallocate the contract values among several underlying funds.

          The Ruling adversely affected the tax status of the Separate Account variable annuity contracts issued on a non-tax qualified basis after December 31, 1980, and those issued after September 25, 1981 which were intended to qualify under Internal Revenue Code Sections 403(a), 403(b) or 408(b).

          As a result, Investors Life suspended new contract sales utilizing the Putnam Division. A former affiliate of Investors Life sponsored the creation of a new money market mutual fund called INA Annuity Fund Inc. This fund became the CIGNA Annuity Fund, Inc. Money Market portfolio late in 1982 and three additional portfolios were introduced. In October, 1985, the CIGNA Annuity Fund, Inc. was reorganized as the CIGNA Annuity Funds Group, pursuant to a plan of reorganization approved by shareholders of the Fund. Contract owners who transfer their Putnam Division contract values to the CIGNA Division cannot later reverse the transfer back to any of the Putnam Division.

          As of April 18, 1995, shares of the PCM Funds were substituted for shares of the applicable CIGNA Fund and the underlying investment vehicle. Investors Life obtained an order from the U.S. Securities and Exchange Commission approving the provisions of the substitution. Thereafter, the proposal was submitted to contractholders for their approval, in accordance with the provisions of the variable annuity contracts. The substitution of PCM Funds as the underlying investment vehicle for the variable annuity contracts was effected by Investors Life's exchange of shares of each of the portfolios of the CIGNA Funds for shares of the corresponding portfolio of PCM Funds.


          Note 6. Diversification Requirements

          Under the provisions of section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

          The Internal Revenue Service has issued regulations under section 817(h) of the Code. Investors Life believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.


Note 7.  Accumulation Unit Transactions

The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the twelve months of 1995 and units outstanding at December 31, 1995 were as follows:



PUTNAM DIVISIONS

                                                 Money              Money
                                                Market              Market
                                               Qualified        Non-Qualified
                                            (formerly Daily    (formerly Daily
                                            Dividend Trust)    Dividend Trust)

Units outstanding at December 31, 1994            248,652            753,161

Units purchased and transfers in                    4,534                  0

Benefits, surrenders and transfers out             (9,438)          (136,225)

Units outstanding at December 31, 1995            243,748            616,936




                                               High Yield          High Yield
                                                  Trust              Trust
                                                Qualified        Non-Qualified

Units outstanding at December 31, 1994             55,282            493,344

Units purchased and transfers in                        0              2,106

Benefits, surrenders and transfers out             (1,128)           (58,867)

Units outstanding at December 31, 1995             54,154            436,583



                                                 Equity              Equity
                                                 Income              Income
                                                Qualified        Non-Qualified

Units outstanding at December 31, 1994             26,133            159,286

Units purchased and transfers in                        0              3,217

Benefits, surrenders and transfers out               (962)           (42,672)

Units outstanding at December 31, 1995             25,171            119,831


                                                Investors          Investors
                                                  Trust              Trust
                                                Qualified        Non-Qualified

Units outstanding at December 31, 1994            113,309            159,523

Units purchased and transfers in                        0                  0

Benefits, surrenders and transfers out            (11,129)            (9,751)

Units outstanding at December 31, 1995            102,180            149,772



                                                 Income              Income
                                                  Fund                Fund
                                                Qualified        Non-Qualified

Units outstanding at December 31, 1994             54,431             80,616

Units purchased and transfers in                        0                  0

Benefits, surrenders and transfers out                (33)            (7,231)

Units outstanding at December 31, 1995             54,398             73,385


PCM DIVISIONS


                                                  Money
                                                 Market
                                              Non-Qualified

Units outstanding at December 31, 1994          4,978,512

Units purchased and transfers in                   73,985

Benefits, surrenders and transfers out           (843,099)

Units outstanding at December 31, 1995          4,209,398


                                               Growth and
                                                 Income
                                              Non-Qualified

Units outstanding at December 31, 1994            666,416

Units purchased and transfers in                   78,126

Benefits, surrenders and transfers out           (111,540)

Units outstanding at December 31, 1995            633,002


                                                  Income
                                               Non-Qualified

Units outstanding at December 31, 1994            747,285

Units purchased and transfers in                   19,839

Benefits, surrenders and transfers out            (83,939)

Units outstanding at December 31, 1995            683,185





The accumulation units for eleven of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At December 31, 1995 the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:


                                                 Accumulation        Aggregate
                                                   Units               Value

Money Market Qualified                              7,858         $   21,187
Money Market Non-Qualified                         29,609         $   80,669
High Yield Trust Qualified                          9,890         $   52,886
High Yield Trust Non-Qualified                      7,086         $   36,161
Equity Income Fund Qualified                       11,571         $   52,460
Investors Trust Qualified                          13,463         $   88,497
Investors Trust Non-Qualified                       5,603         $   33,862
Income Fund Non-Qualified                           5,708         $   27,798
Money Market Non-Qualified                        161,689         $  363,267
Growth and Income Non-Qualified                    21,991         $  100,382
Income Non-Qualified                               80,676         $  252,101



                                                  Monthly             Annuity
                                                Annuity Units       Unit Value

Money Market Qualified                                200          1.3665109
Money Market Non-Qualified                            561          1.1030650
High Yield Trust Qualified                            319          3.1537673
High Yield Trust Non-Qualified                        148          3.1095630
Equity Income Fund Qualified                          180          1.9792875
Investors Trust Qualified                             320          2.8782896
Investors Trust Non-Qualified                         217          1.6484216
Income Fund Non-Qualified                             103          3.1078365
Money Market Non-Qualified                          2,632          1.2740671
Growth & Income Non-Qualified                         513          2.0348117
Income Non-Qualified                                1,162          1.7332041



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